ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Detail Textuals 2)	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounting Policy [Line Items]
Depreciation method	straight-line basis
Minimum percentage of difference to recognize new financial liability	10.00%
Dry Docking period	every 24 and 60 months
Ships
Disclosure Of Accounting Policy [Line Items]
Estimated useful lives	25 years
IT equipment
Disclosure Of Accounting Policy [Line Items]
Estimated useful lives	3-5 years
Software
Disclosure Of Accounting Policy [Line Items]
Estimated useful lives	3-5 years
Other equipment
Disclosure Of Accounting Policy [Line Items]
Estimated useful lives	3-5 years